Supplementary Statement of Operations Information	12 Months Ended
Dec. 31, 2016
Supplementary Statement of Operations Information [Abstract]
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

NOTE 7 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

A.	Geographic Information

The following is a summary of revenues by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	(in thousands)
Revenues:
Taiwan	$-	$506	$34
	$-	$506	$34

B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Customer A	NA	100%	100%

C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	(in thousands)

Materials and production expenses	-	$187	$9
Other manufacturing costs	-	15	12
	-	202	21
Royalties to the Government of Israel	-	15	2
	-	$217	$23